STATEMENT OF CASH FLOWS' COMPLEMENTARY INFORMATION (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Of Cash Flows Complementary Information
Increase in trade receivables and other receivables	$ (100)	$ (411)	$ (151)
Increase in inventories	(13)	(20)	(35)
Increase in trade and other payables	69	75	17
Increase in salaries and social security payables	10	25	20
Defined benefit plans payments	(3)	(3)	(3)
Increase in tax liabilities	22	17	27
Decrease in provisions	(10)	(19)	(7)
Income tax payment	(8)
Collection (Payments) for derivative financial instruments, net	15		(4)
Changes in operating assets and liabilities	$ (18)	$ (336)	$ (136)